Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	£ 7,224	£ 6,824
Intangible assets	3,425	3,452
Investments in joint ventures	103	118
Other investments	259	133
Property, plant and equipment	162	180
Right-of-use assets	216	264
Other receivables	27	31
Deferred tax assets	270	239
Net pension assets	47	45
Derivative financial instruments	138	58
Non-current assets	11,871	11,344
Current assets
Inventories and pre-publication costs	240	217
Trade and other receivables	1,927	2,067
Derivative financial instruments	19	23
Cash and cash equivalents	88	138
Current assets	2,274	2,445
Total assets	14,145	13,789
Current liabilities
Trade and other payables	3,260	3,479
Derivative financial instruments	9	24
Borrowings	847	2,060
Taxation	149	372
Provisions	109	12
Current liabilities	4,374	5,947
Non-current liabilities
Derivative financial instruments	3	10
Borrowings	6,276	4,354
Deferred tax liabilities	665	593
Net pension obligations	671	565
Other payables	49	108
Provisions	6	22
Non-current liabilities	7,670	5,652
Total liabilities	12,044	11,599
Net assets	2,101	2,190
Capital and reserves
Share capital	286	286
Share premium	1,459	1,443
Shares held in treasury	(887)	(834)
Translation reserve	27	292
Other reserves	1,214	979
Shareholders’ equity	2,099	2,166
Non-controlling interests	2	24
Total equity	£ 2,101	£ 2,190